RELATED PARTY TRANSACTIONS - Assets with Related Parties (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Transactions with related parties
Cash and cash equivalents (Note 4)	Rp 14,841	Rp 14,544
% of cash and cash equivalents on total assets	6.31%	7.06%
Other current financial assets (Note 5)	Rp 71	Rp 470
% of other current financial assets on total assets	0.03%	0.23%
Trade receivables - net (Note 6)	Rp 1,741	Rp 2,014
Percentage of trade receivables on total assets	0.74%	0.98%
Other current assets	Rp 3,831	Rp 3,641
% of other current assets on total assets	1.63%	1.77%
Other non-current assets	Rp 1,522	Rp 1,789
% of other non-current assets on total assets	0.65%	0.87%
Entities under common control
Transactions with related parties
Other current assets	Rp 3,768	Rp 3,563
% of other current assets on total assets	1.60%	1.73%
Other non-current assets	Rp 1,510	Rp 1,771
% of other non-current assets on total assets	0.64%	0.86%
MoCI
Transactions with related parties
Other current assets	Rp 3,719	Rp 3,478
% of other current assets on total assets	1.58%	1.69%
Other non-current assets	Rp 1,488	Rp 1,743
% of other non-current assets on total assets	0.63%	0.85%
Others
Transactions with related parties
Other current assets	Rp 49	Rp 85
% of other current assets on total assets	0.02%	0.04%
Other non-current assets	Rp 22	Rp 28
% of other non-current assets on total assets	0.01%	0.01%
Other related entities
Transactions with related parties
Other current assets	Rp 63	Rp 78
% of other current assets on total assets	0.03%	0.04%
Other non-current assets	Rp 12	Rp 18
% of other non-current assets on total assets	0.01%	0.01%